N-4	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	NML VARIABLE ANNUITY ACCOUNT A
Entity Central Index Key	0000790162
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Flexible Payment Variable Annuity
Prospectus:
Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawal
For back-load Contracts purchased in the state of New York on or after
October 9, 2023, if you withdraw amounts from or surrender your Contract within seven years following the applicable Purchase Payment(s), you will be assessed a withdrawal charge of up to 7% of the Purchase Payment(s). Any applicable withdrawal (or surrender) charge, federal/state tax withholding, and/or Express Mail Delivery fee will be assessed against and deducted from the amount withdrawn.

For example, if you surrender your back-load Contract before your first
Contract anniversary and your total initial investment was $100,000, you will pay a surrender charge of up to $7,000.

For all other back-load Contracts, if you withdraw amounts from or surrender your Contract within eight years following the applicable Purchase
Payment(s), you will be assessed a withdrawal charge of up to 6% of the
Purchase Payment(s). Any applicable withdrawal (or surrender) charge, market value adjustment, federal/state tax withholding, and/or Express Mail
Delivery fee will be assessed against and deducted from the amount withdrawn.

For example, if you surrender your back-load Contract before your first
Contract anniversary and your total initial investment was $100,000, you will pay a surrender charge of up to $6,000.
Fee and Expense Tables – Contract Fees and Expenses

Base Contract Expense, Footnotes [Text Block]	We reserve the right to increase the current base contract expenses to the maximum annual rate of 0.75% for the front-load Contract. For back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We reserve the right to increase the current base contract expense to the maximum annual rate of 1.50% for the back-load Contract Class B Accumulation Units and 0.75% for back-load Contract Class A Accumulation Units. Under the back-load Contract, we convert Class B Accumulation Units to Class A Accumulation Units on the Contract Anniversary if the Contract Value is at least $25,000 and the Class B Accumulation Units have reached Withdrawal Charge Category Zero. For further information on Class B and Class A Accumulation Units, see “Base Contract Charges—Reduction of Charges.” The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.
Surrender Example [Table Text Block]	Back-Load Contract With the Enhanced Death Benefit – for Contracts Purchased in New York on or after October 9, 2023: Back-Load Contract With the Enhanced Death Benefit – for Contracts Purchased in all other states and dates:
Annuitize Example [Table Text Block]	Back-Load Contract With the Enhanced Death Benefit – for Contracts Purchased in New York on or after October 9, 2023: Back-Load Contract With the Enhanced Death Benefit – for Contracts Purchased in all other states and dates:
No Surrender Example [Table Text Block]	Back-Load Contract With the Enhanced Death Benefit – for Contracts Purchased in New York on or after October 9, 2023: Back-Load Contract With the Enhanced Death Benefit – for Contracts Purchased in all other states and dates:
Flexible Payment Variable Annuity | BackLoadNewYorkMember
Prospectus:
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,962
Surrender Expense, 3 Years, Maximum [Dollars]	16,656
Surrender Expense, 5 Years, Maximum [Dollars]	21,591
Surrender Expense, 10 Years, Maximum [Dollars]	35,038
Annuitized Expense, 1 Year, Maximum [Dollars]	2,962
Annuitized Expense, 3 Years, Maximum [Dollars]	9,656
Annuitized Expense, 5 Years, Maximum [Dollars]	16,591
Annuitized Expense, 10 Years, Maximum [Dollars]	35,038
No Surrender Expense, 1 Year, Maximum [Dollars]	2,962
No Surrender Expense, 3 Years, Maximum [Dollars]	9,656
No Surrender Expense, 5 Years, Maximum [Dollars]	16,591
No Surrender Expense, 10 Years, Maximum [Dollars]	35,038
Flexible Payment Variable Annuity | BackLoadNewYorkMember | ExpeditedDeliveryMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	17
Other Transaction Fee, Current [Dollars]	17
Flexible Payment Variable Annuity | BackLoadNewYorkMember | WireTransferMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	15
Other Transaction Fee, Current [Dollars]	$ 15
Flexible Payment Variable Annuity | BackLoadMember
Prospectus:
Surrender Charge Phaseout Period, Years | yr	8
Surrender Charge (of Purchase Payments) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Expenses [Table Text Block]	Back-Load Contracts (in which a sales charge is assessed if and when amounts are withdrawn) purchased in NY on or after October 9, 2023 Back-Load Contracts (in which a sales charge is assessed if and when amount are withdrawn) purchased in all Other States and Dates
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	6.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,962
Surrender Expense, 3 Years, Maximum [Dollars]	15,656
Surrender Expense, 5 Years, Maximum [Dollars]	20,591
Surrender Expense, 10 Years, Maximum [Dollars]	35,038
Annuitized Expense, 1 Year, Maximum [Dollars]	2,962
Annuitized Expense, 3 Years, Maximum [Dollars]	9,656
Annuitized Expense, 5 Years, Maximum [Dollars]	16,591
Annuitized Expense, 10 Years, Maximum [Dollars]	35,038
No Surrender Expense, 1 Year, Maximum [Dollars]	2,962
No Surrender Expense, 3 Years, Maximum [Dollars]	9,656
No Surrender Expense, 5 Years, Maximum [Dollars]	16,591
No Surrender Expense, 10 Years, Maximum [Dollars]	35,038
Flexible Payment Variable Annuity | BackLoadMember | ExpeditedDeliveryMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	17
Other Transaction Fee, Current [Dollars]	17
Flexible Payment Variable Annuity | BackLoadMember | WireTransferMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	15
Other Transaction Fee, Current [Dollars]	$ 15